FINANCIAL RISK MANAGEMENT - Foreign currency risks (Details) - Foreign currency - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cross currency swap agreements
FINANCIAL RISK MANAGEMENT
Percentage of USD- and Euro- denominated Notes and bank loans outstanding hedged for exposure to currency rate risk	66.80%	66.70%
Notionals related to interest rate derivative instruments	₽ 22,288	₽ 22,163
Forward contracts
FINANCIAL RISK MANAGEMENT
Notionals related to interest rate derivative instruments	9,993	7,911
Gain (loss) recognized in consolidated statement of profit and loss	₽ 83	₽ 1,136	₽ 701